Earnings per share (Tables)	3 Months Ended
Mar. 31, 2019
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2019	2018
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	22.4	62.4
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	178.4	175.5
Basic earnings per share	€0.13	€0.36

Schedule of Diluted Earnings per Share

	For the three months ended March 31,
	2019	2018
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	22.4	62.4
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	178.4	175.5
Diluted earnings per share	€0.13	€0.36